Performance Management - Popular U.S. Government Money Market Fund, LLC	Oct. 22, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The Fund recently commenced operations and does not have a full calendar year performance record. Therefore, performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	The Fund recently commenced operations and does not have a full calendar year performance record.